Stock-based compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued from treasury stock for stock-based compensation (in shares)	2,931,595	10,106,542	6,258,692
Number of shares authorized under the plans (in shares)	38,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	25,503,631
Vesting period of prior awards granted (in years)	3 years
Term life of SARs and option awards (in years)	10 years
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55 years
Minimum term of service to meet criteria for Long Service Separation (in years)	5 years
Term life of vested options/SARs from separation date (in years)	5 years
Requisite service period (in months)	6 months
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.30%	2.20%	2.10%
Weighted-average volatility (as a percent)	28.40%	28.20%	30.60%
Volatilities, low end of range (as a percent)	19.90%	18.40%	23.40%
Volatilities, high end of range (as a percent)	35.90%	36.20%	40.60%
Risk-free interest rates, low end of range (as a percent)	0.22%	0.12%	0.16%
Risk-free interest rates, high end of range (as a percent)	2.08%	2.60%	1.88%
Weighted-average expected lives (in years)	8 years	8 years	8 years
Stock Options and Stock Appreciation Rights (SARs)
Stock options/SARs activity
Outstanding at beginning of year (in shares)	34,581,083
Granted to officers and key employees (in shares)	7,939,497
Exercised (in shares)	(3,513,271)
Forfeited / expired (in shares)	(668,784)
Outstanding at end of year (in shares)	38,338,525	34,581,083
Number of stock awards exercisable at end of the period (in shares)	24,807,381
Weighted- Average Exercise Price for Stock options/SARs
Outstanding at beginning of year (in dollars per shares)	$ 74.48
Granted to officers and key employees (in dollars per shares)	83.34
Exercised (in dollars per shares)	57.37
Forfeited / expired (in dollars per shares)	76.78
Outstanding at end of year (in dollars per shares)	77.84	$ 74.48
Exercisable at year-end (in dollars per share)	$ 72.26
Stock Appreciation Rights (SARs)
Stock options/SARs activity
Granted to officers and key employees (in shares)	0
Restricted Stock Units (RSUs)
RSUs/PSUs activity
Outstanding at beginning of year (in shares)	4,084,136
Granted to officers and key employees (in shares)	1,690,661
Vested (in shares)	(1,350,457)
Forfeited (in shares)	(93,827)
Outstanding at end of year (in shares)	4,330,513	4,084,136
Weighted-Average Grant Date Fair Value for RSUs and PSUs
Outstanding at beginning of year (in dollars per shares)	$ 91.92
Granted to officers and key employees (in dollars per shares)	77.55	$ 89.18	$ 84.05
Vested (in dollars per shares)	102.63
Forfeited (in dollars per shares)	84.28
Outstanding at end of year (in dollars per shares)	$ 83.14	$ 91.92
Performance Restricted Stock Units (PRSUs)
RSUs/PSUs activity
Outstanding at beginning of year (in shares)	0
Granted to officers and key employees (in shares)	132,068
Vested (in shares)	0
Forfeited (in shares)	0
Outstanding at end of year (in shares)	132,068	0
Weighted-Average Grant Date Fair Value for RSUs and PSUs
Outstanding at beginning of year (in dollars per shares)	$ 0.00
Granted to officers and key employees (in dollars per shares)	77.47	$ 0.00	$ 0.00
Vested (in dollars per shares)	0.00
Forfeited (in dollars per shares)	0.00
Outstanding at end of year (in dollars per shares)	$ 77.47	$ 0.00
2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Graded vesting period of awards granted (in years)	3 years
2015 Grant | Performance Restricted Stock Units (PRSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Graded vesting period of awards granted (in years)	3 years
Percentage of award vested on first anniversary of grant date | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of the award vested on each anniversary of the grant date	33.33%
Percentage of award vested on second anniversary of grant date | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of the award vested on each anniversary of the grant date	33.33%
Percentage of award vested on third anniversary of grant date | 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of the award vested on each anniversary of the grant date	33.33%